                                   EVERGREEN
                             NATURAL RESOURCES FUND



                                 ANNUAL REPORT

                                OCTOBER 31, 1998


                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                               Table of Contents
--------------------------------------------------------------------------------

Shareholder Letter..........................................................   1

An Interview With Your Portfolio Manager....................................   2

Financial Highlights........................................................   4

Schedule of Investments.....................................................   7

Statement of Assets and Liabilities.........................................   8

Statement of Operations.....................................................   9

Statement of Changes in Net Assets..........................................  10

Notes to Financial Statements...............................................  11

Independent Auditor's Report................................................  15

Other Information...........................................................  16

--------------------------------------------------------------------------------
                         E V E R G R E E N  F U N D S
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies ex-ecuted by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

                       Evergreen Natural Resources Fund
                              Shareholder Letter
                                 December 1998
-------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

We are pleased to provide you the Evergreen Natural Resources Fund's final annual report covering the fiscal year ended October 31, 1998. As you know, this Fund was liquidated effective December 4, 1998.

Given the overall performance of the fund category, the steadily decreasing assets in the Fund, and the current market conditions, the Evergreen Board of Trustees decided to close the Fund and encourage shareholders to exchange into another Evergreen Fund.

We thank you for your past investment with the Evergreen Natural Resources Fund and hope you have decided to exchange into another Evergreen Fund. Please contact your financial representative or one of our service representatives at 800.343.2898, for more information on our funds.


/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds

                       Evergreen Natural Resources Fund

-------------------------------------------------------------------------------

AN INTERVIEW WITH YOUR PORTFOLIO MANAGER
John Madden


HOW DID THE FUND PERFORM DURING THE TWELVE-MONTH PERIOD THAT ENDED OCTOBER 31, 1998?

The Fund's Class A shares declined 29.1%, unadjusted for sales charges, substantially underperforming the S&P 500 Index which rose 22.0% and the Morgan Stanley Capital International World Index which rose 15.3%. The decline reflected poor demand in global markets for all types of natural resources in the wake of economic problems overseas.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

The overall investment environment for stocks was positive during the period. Early in the Fund's fiscal year, the Dow Jones Industrial Average (DJIA) traded in a narrow range. It surged to a new high by mid-summer as Asian markets appeared to recover from their economic problems. Because of a variety of political and economic reasons, the DJIA declined sharply in July and August but rose again in September and October.

HOW DID THE MARKET'S VOLATILITY AFFECT NATURAL RESOURCES STOCKS?

Natural resources stocks followed a pattern similar to the stock market's, but with a negative bias. Natural resources stocks declined sharply in the Fall of 1997 in reaction to economic problems overseas. They rallied modestly, along with the DJIA in the Spring of 1998, and declined to historic lows by the end of August. In September and October, natural resources stocks rallied. The rally was not strong enough to overcome earlier declines, however.

Within the natural resources group, there were some interesting variances. In the energy area, for example, all equities suffered from a decline in the price of crude oil. Within the energy group, however, there were wide variations. At the end of October 1998, prices of the major integrated oil companies, protected by yields and some ability to control costs, were down only modestly from October 1997 and, in some cases, were at or near their highs. On the other hand, many service companies declined 50% or more during the twelve-month period and have not recovered. This is true of even the most respected firms. Schlumberger, one of the Fund's largest holdings and one of the premier stocks in the service business declined 40% from a year ago, while Exxon rose 17%.

HOW DID METALS STOCKS PERFORM DURING THE PERIOD?

The story in the metals area is much the same as in the energy sector. The Standard & Poor's (S&P) Metals Index was at 260 a year ago. It declined to a low of 128 at the end of August 1998, and recovered to 158 at the close of the Fund's fiscal year. Even after this recovery, however, the Index was still at a level not seen in a decade. In the metals area, performance varied widely. While most base metals producers and steel producers performed poorly, aluminum producers fared better. Alcoa, for example, rose during the twelve-month period.

Commodity prices were the driving force behind the behavior of metals stocks. Over the past several years, Asia (except Japan) was responsible for a major portion of incremental commodity consumption. A reversal in commodity consumption, together with a struggling Japanese economy, has had a dramatic negative impact on commodity prices. On average, prices of major metals declined 20% to 40% over the twelve-month period and have been cut in half from their 1995 highs. Since reaching their highs in early 1997, oil prices have performed similarly.

Volatility in commodity markets was matched by volatility in some of the emerging stock markets where the Fund has invested from time to time. For example, the Brazilian stock market rose 30% early in the Fund's fiscal year, then declined 60% between April and September because of fears of a currency devaluation. It has since recovered 60% on the strength of positive political and International Monetary Fund (IMF) developments. Stock markets from Mexico to Thailand made similar moves, in large measure because of the same macroeconomic trends.

WHAT WAS YOUR INVESTMENT STRATEGY?

In this difficult area of the market, we maintained our investment strategy of seeking quality companies that we believe are undervalued. We increased the Fund's cash position and reduced exposure to emerging markets. Also, we reduced holdings in infrastructure companies. The Fund has gradually become a North American-oriented fund, with an emphasis on energy and metals.

Some of our investment decisions were more satisfactory than others. We purchased several precious metals stocks that performed well, such as Stillwater Mining, and we maintained holdings in two European oil companies, Total and Elf Aquitaine, which were rewarding for the Fund. Alcoa, as mentioned earlier, was one of the better performing major metals producers. On the other hand, exposure to the energy service area was a major factor in the Fund's underperformance.

        International investing involves increased risk and volatility.

                        Evergreen Natural Resources Fund
--------------------------------------------------------------------------------

FUND AT A GLANCE AS OF
OCTOBER 31, 1998

                            PERFORMANCE AND RETURNS*

                                                CLASS A  CLASS B  CLASS C
Inception Date                                  10/7/94  10/7/94  10/7/94
 .........................................................................
AVERAGE ANNUAL RETURNS
 .........................................................................
1 year with sales charge                        -32.42%  -32.78%  -30.38%
 .........................................................................
1 year w/o sales charge                         -29.05%  -29.68%  -29.76%
 .........................................................................
3 years                                          -4.63%   -4.68%   -3.86%
 .........................................................................
Since Inception                                  -3.93%   -3.93%   -3.53%
 .........................................................................
Maximum Sales Charge                              4.75%    5.00%    1.00%
                                              Front End    CDSC     CDSC
 .........................................................................
12-MONTH INCOME DISTRIBUTIONS
 PER SHARE                                       $0.13    $0.13    $0.13
 .........................................................................
12-MONTH CAPITAL GAIN DISTRIBUTIONS PER SHARE    $1.25    $1.25    $1.25
 .........................................................................

* Adjusted for maximum sales charge.


                           [LINE GRAPH APPEARS HERE]

                                LONG TERM GROWTH

                   CPI            MSCIWI          Class A         S&P 500
      10/31/94   $10,000         $10,000          $ 9,525         $10,000
       4/30/95    10,160          10,482            9,003          11,047
      10/31/95    10,281          11,003            9,306          12,644
       4/30/96    10,446          12,503           10,694          14,384
      10/31/96    10,589          12,855           10,931          15,690
       4/30/97    10,716          13,857           11,425          18,000
      10/31/97    10,809          15,073           11,957          20,729
       4/30/98    10,870          17,948           11,588          25,391
      10/31/98    10,957          17,437            8,477          25,287


Comparison of a $10,000 investment in Evergreen Natural Resources Fund Class A, versus a similar investment in the Morgan Stanley Capital International World Index (MSCIWI), the S&P 500 Index (S&P 500), and the Consumer Price Index
(CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The MSCIWI and the S&P 500 are unmanaged indices and do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                        Evergreen Natural Resources Fund
--------------------------------------------------------------------------------
                              Financial Highlights

                (For a share outstanding throughout each period)

                                YEAR ENDED              YEAR ENDED
                               OCTOBER 31,              MARCH 31,
                              ----------------    --------------------------
CLASS A SHARES                1998#    1997**      1997      1996     1995*
--------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF
 PERIOD.....................  $12.58   $ 12.11    $ 10.74   $  9.02   $10.00
                              ------   -------    -------   -------   ------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS
 Net investment income or
  loss......................   (0.02)     0.03      (0.04)    (0.04)       0(a)
 Net realized and unrealized
  gain or loss on securities
  and foreign currency
  related transactions......   (3.28)     0.44       1.41      1.76    (0.98)
                              ------   -------    -------   -------   ------
Total from investment
 operations.................   (3.30)     0.47       1.37      1.72    (0.98)
                              ------   -------    -------   -------   ------
LESS DISTRIBUTIONS
From net investment income..   (0.13)        0          0         0        0
From net realized gain on
 securities and foreign
 currency related
 transactions...............   (1.25)        0          0         0        0
                              ------   -------    -------   -------   ------
Total distributions.........   (1.38)        0          0         0        0
                              ------   -------    -------   -------   ------
NET ASSET VALUE END OF
 PERIOD.....................  $ 7.90   $ 12.58    $ 12.11   $ 10.74   $ 9.02
                              ------   -------    -------   -------   ------
Total return+...............  (29.05%)    3.88%     12.76%    19.07%   (9.80%)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
 (thousands)................  $1,672   $ 3,890    $ 4,462   $ 4,574   $4,890
Ratios to average net
 assets:
 Total expenses.............    2.64%     2.01%++    2.40%     2.38%    2.77%++
 Total expenses, after fee
  credits...................    2.62%     2.01%++    2.39%     2.37%     N/A
 Net investment income
  (loss)....................   (0.17%)    0.02%++   (0.45%)   (0.41%)  (0.07%)++
Portfolio turnover rate.....      35%       13%        39%       40%      13%

   + Excluding applicable sales charges.
  ++ Annualized.
     Net Investment income is based on average shares outstanding during the # period.
     For the period from October 7, 1994 (commencement of operations) to March
   * 31, 1995.
  ** For the seven month period ended October 31, 1997. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 1997.
 (a) Amount is less than one cent per share.

                       See Notes to Financial Statements.

                        Evergreen Natural Resources Fund
--------------------------------------------------------------------------------
                              Financial Highlights

                (For a share outstanding throughout each period)

                              YEAR ENDED               YEAR ENDED
                             OCTOBER 31,               MARCH 31,
                            ----------------     --------------------------
CLASS B SHARES              1998#    1997**       1997      1996     1995*
-------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING
 OF PERIOD................. $12.31   $ 11.89     $ 10.62   $  8.99   $10.00
                            ------   -------     -------   -------   ------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS
 Net investment income or
  loss.....................  (0.12)    (0.07)      (0.14)    (0.13)   (0.03)
 Net realized and
  unrealized gain or loss
  on securities and foreign
  currency related
  transactions.............  (3.17)     0.49        1.41      1.76    (0.98)
                            ------   -------     -------   -------   ------
Total from investment
 operations................  (3.29)     0.42        1.27      1.63    (1.01)
                            ------   -------     -------   -------   ------
LESS DISTRIBUTIONS
From net investment
 income....................  (0.13)        0           0         0        0
From net realized gain on
 securities and foreign
 currency related
 transactions..............  (1.25)        0           0         0        0
                            ------   -------     -------   -------   ------
Total distributions........  (1.38)        0           0         0        0
                            ------   -------     -------   -------   ------
NET ASSET VALUE END OF
 PERIOD.................... $ 7.64   $ 12.31     $ 11.89   $ 10.62   $ 8.99
                            ------   -------     -------   -------   ------
Total return+.............. (29.68%)    3.53%      11.96%    18.13%  (10.10%)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
 (thousands)............... $4,616   $15,333     $17,208   $15,161   $4,688
Ratios to average net
 assets:
 Total expenses............   3.51%     2.79%++     3.16%     3.13%    3.55%++
 Total expenses, after fee
  credits..................   3.49%     2.78%++     3.15%     3.12%     N/A
 Net investment income
  (loss)...................  (1.30%)   (0.77%)++   (1.22%)   (1.16%)  (0.80%)++
Portfolio turnover rate....     35%       13%         39%       40%      13%

   + Excluding applicable sales charges.
  ++ Annualized.
     Net Investment income is based on average shares outstanding during the # period.
     For the period from October 7, 1994 (commencement of operations) to March
   * 31, 1995.
  ** For the seven month period ended October 31, 1997. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 1997.

                       See Notes to Financial Statements.

                        Evergreen Natural Resources Fund
--------------------------------------------------------------------------------
                              Financial Highlights

                (For a share outstanding throughout each period)

                                YEAR ENDED              YEAR ENDED
                                OCTOBER 31,             MARCH 31,
                               ---------------     ------------------------
CLASS C SHARES                 1998#    1997**      1997     1996    1995*
-------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF
 PERIOD....................... $12.31   $11.89     $10.62   $ 8.99   $10.00
                               ------   ------     ------   ------   ------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS
 Net investment income or
  loss........................  (0.13)   (0.13)     (0.10)   (0.10)   (0.03)
 Net realized and unrealized
  gain or loss on securities
  and foreign currency related
  transactions................  (3.17)    0.55       1.37     1.73    (0.98)
                               ------   ------     ------   ------   ------
Total from investment
 operations...................  (3.30)    0.42       1.27     1.63    (1.01)
                               ------   ------     ------   ------   ------
LESS DISTRIBUTIONS
From net investment income....  (0.13)       0          0        0        0
From net realized gain on
 securities and foreign
 currency related
 transactions.................  (1.25)       0          0        0        0
                               ------   ------     ------   ------   ------
Total distributions...........  (1.38)       0          0        0        0
                               ------   ------     ------   ------   ------
NET ASSET VALUE END OF
 PERIOD....................... $ 7.63   $12.31     $11.89   $10.62   $ 8.99
                               ------   ------     ------   ------   ------
Total return+................. (29.76%)   3.53%     11.96%   18.13%  (10.10%)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
 (thousands).................. $  630   $2,716     $4,567   $2,023   $1,393
Ratios to average net assets:
 Total expenses...............   3.57%    2.79%++    3.13%    3.13%    3.51%++
 Total expenses, after fee
  credits.....................   3.55%    2.79%++    3.12%    3.12%     N/A
 Net investment income
  (loss)......................  (1.39%)  (0.80%)++  (1.27%)  (1.16%)  (0.93%)++
Portfolio turnover rate.......     35%      13%        39%      40%      13%

   + Excluding applicable sales charges.
  ++ Annualized.
     Net Investment income is based on average shares outstanding during the # period.
     For the period from October 7, 1994 (commencement of operations) to March
   * 31, 1995.
  ** For the seven month period ended October 31, 1997. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 1997.

                       See Notes to Financial Statements.

                        Evergreen Natural Resources Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                                October 31, 1998

 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
 COMMON STOCKS--77.1%
         AUSTRALIA--3.6%
         OIL/ENERGY--3.6%
  46,800 Woodside Petroleum........................................   $  247,487
                                                                      ----------
         CANADA--19.3%
         GOLD MINING--2.5%
  10,000 *Getchell Gold Corp. .....................................      175,000
                                                                      ----------
         METALS & MINING--11.4%
  19,700 Alcan Aluminum Ltd. ......................................      494,735
  20,000 Noranda, Inc. ............................................      295,528
                                                                      ----------
                                                                         790,263
                                                                      ----------
         OIL/ENERGY--5.4%
  25,100 Canadian Occidental Petroleum Ltd. .......................      374,141
                                                                      ----------
         Total Canada..............................................    1,339,404
                                                                      ----------
         FRANCE--9.1%
         OIL/ENERGY--9.1%
   2,500 Societe Nationale Elf Aquitaine SA........................      289,332
   2,944 Total SA, Cl. B...........................................      339,658
                                                                      ----------
         Total France..............................................      628,990
                                                                      ----------
         UNITED KINGDOM--9.1%
         METALS & MINING--9.1%
 100,000 Billiton Plc..............................................      245,197
  31,539 Rio Tinto Plc.............................................      382,968
                                                                      ----------
         Total United Kingdom......................................      628,165
                                                                      ----------

*   Non-income producing security.
(a) Less than one-tenth of one percent.
(b) Security is being fair valued in accordance with procedures established by the Board of Trustees.

  SHARES                                                                VALUE
--------------------------------------------------------------------------------
 COMMON STOCKS--CONTINUED
           UNITED STATES--36.0%
           GOLD MINING--2.6%
    15,000 Homestake Mining Co. ...................................   $  178,125
                                                                      ----------
           HEALTHCARE PRODUCTS & SERVICES--2.8%
     4,000 American Home Products Corp. ...........................      195,000
                                                                      ----------
           METALS & MINING--4.7%
    10,000 *Stillwater Mining Co. .................................      323,750
                                                                      ----------
           METAL PRODUCTS & SERVICES--9.2%
     8,000 Aluminum Co. of America.................................      634,000
                                                                      ----------
           OIL FIELD SERVICES --16.7%
     6,000 *BJ Services Co., Inc. .................................      122,625
    17,000 Diamond Offshore Drilling, Inc. ........................      521,687
     9,800 Schlumberger Ltd. ......................................      514,500
                                                                      ----------
                                                                       1,158,812
                                                                      ----------
           Total United States.....................................    2,489,687
                                                                      ----------
           TOTAL COMMON STOCKS
            (COST--$4,679,936).....................................    5,333,733
                                                                      ----------
 PRINCIPLE
  AMOUNT
 ---------
 CONVERTIBLE DEBENTURES--0.0%(a)
           BRAZIL--0.0%(a)
           IRON & STEEL--0.0%(a)
    23,588 *Compania Vale do Rio Doce Navegacao SA(b)
            (Cost--$0).............................................            2
                                                                      ----------

         TOTAL INVESTMENTS--(COST $4,679,936)...............    77.1%  5,333,735
         OTHER ASSETS AND LIABILITIES--NET..................    22.9   1,583,684
                                                               -----  ----------
         NET ASSETS.........................................   100.0% $6,917,419
                                                               =====  ==========

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward Foreign Currency Exchange Contracts to Sell:

EXCHANGE                               U.S. VALUE AT IN EXCHANGE   UNREALIZED
 DATE          CONTRACTS TO DELIVER OCTOBER 31, 1998  FOR U.S. $ DEPRECIATION
-----------------------------------------------------------------------------
1/8/99    267,825 Australian Dollar         $167,699    $156,000      $11,699
                                                                      =======

                  See Combined Notes to Financial Statements.

                        Evergreen Natural Resources Fund
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                                October 31, 1998

--------------------------------------------------------------------------------
ASSETS
 Investments at value (identified cost--$4,679,936)................  $5,333,735
 Foreign currency at value (identified cost--$7,000)...............       6,970
 Cash..............................................................   1,732,903
 Dividends receivable..............................................      11,660
 Receivable for Fund shares sold...................................          17
 Prepaid expenses and other assets.................................      18,321
--------------------------------------------------------------------------------
 Total assets......................................................   7,103,606
--------------------------------------------------------------------------------
LIABILITIES
 Payable for Fund shares repurchased...............................     135,011
 Payable for foreign currency sold.................................      24,401
 Unrealized depreciation on open forward foreign currency exchange
  contracts........................................................      11,699
 Advisory fee payable..............................................       6,533
 Distribution Plan expenses payable................................       3,167
 Due to other related parties......................................         102
 Accrued expenses and other liabilities............................       5,274
--------------------------------------------------------------------------------
 Total liabilities.................................................     186,187
--------------------------------------------------------------------------------
NET ASSETS.........................................................  $6,917,419
--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY
 Paid-in capital...................................................  $7,067,071
 Undistributed net investment income...............................      57,742
 Accumulated undistributed net realized loss on securities and
  foreign currency related transactions............................    (849,900)
 Net unrealized gains on securities and foreign currency related
  transactions.....................................................     642,506
--------------------------------------------------------------------------------
 Total net assets..................................................  $6,917,419
--------------------------------------------------------------------------------
NET ASSETS CONSISTS OF
 Class A...........................................................  $1,671,762
 Class B...........................................................   4,615,662
 Class C...........................................................     629,995
--------------------------------------------------------------------------------
                                                                     $6,917,419
--------------------------------------------------------------------------------
SHARES OUTSTANDING
 Class A...........................................................     211,649
 Class B...........................................................     604,491
 Class C...........................................................      82,583
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
 Class A...........................................................  $     7.90
--------------------------------------------------------------------------------
 Class A--Offering price (based on sales charge of 4.75%)            $     8.29
--------------------------------------------------------------------------------
 Class B...........................................................  $     7.64
--------------------------------------------------------------------------------
 Class C...........................................................  $     7.63
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                        Evergreen Natural Resources Fund
--------------------------------------------------------------------------------
                            Statement of Operations
                          Year Ended October 31, 1998

--------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of
  $14,353)...........................................               $   257,652
 Interest............................................                    43,544
--------------------------------------------------------------------------------
TOTAL INCOME.........................................                   301,196
--------------------------------------------------------------------------------
EXPENSES
 Advisory fee........................................  $   134,155
 Distribution Plan expenses..........................      111,848
 Transfer agent fees.................................       47,523
 Administrative service fees.........................        2,066
 Trustees' fees and expenses.........................          295
 Registration fees...................................       64,402
 Professional fees...................................       21,986
 Printing............................................       20,344
 Custodian fees......................................       16,927
 Organization expense................................       12,621
 Other...............................................       13,784
--------------------------------------------------------------------------------
 Total expenses......................................      445,951
 Less: Fee credits...................................       (2,653)
--------------------------------------------------------------------------------
 Net expenses........................................                   443,298
--------------------------------------------------------------------------------
 Net investment loss.................................                  (142,102)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS OR LOSSES ON
 SECURITIES AND FOREIGN CURRENCY RELATED TRANSACTIONS
 Net realized gains or losses on:
 Securities..........................................     (849,890)
 Foreign currency related transactions...............      250,263
--------------------------------------------------------------------------------
 Net realized gains or losses on securities and
  foreign currency related transactions..............     (599,627)
--------------------------------------------------------------------------------
 Net change in unrealized gains or losses on
  securities and foreign currency related
  transactions.......................................   (3,680,093)
--------------------------------------------------------------------------------
 Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions.......................................                (4,279,720)
--------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................               $(4,421,822)
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                        Evergreen Natural Resources Fund
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

                                       YEAR ENDED OCTOBER 31,
                                      -------------------------    YEAR ENDED
                                          1998         1997*     MARCH 31, 1997
-------------------------------------------------------------------------------
OPERATIONS
 Net investment loss................  $   (142,102) $  (102,070)  $  (261,955)
 Net realized gains or losses on
  securities and foreign currency
  related transactions..............      (599,627)   2,079,956     1,096,497
 Net change in unrealized gains or
  losses on securities and foreign
  currency related transactions.....    (3,680,093)    (835,993)    1,919,418
-------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations..    (4,421,822)   1,141,893     2,753,960
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income
 Class A............................       (39,137)           0             0
 Class B............................      (156,372)           0             0
 Class C............................       (27,065)           0             0
 Net realized gains on securities
 Class A............................      (376,317)           0             0
 Class B............................    (1,503,573)           0             0
 Class C............................      (260,243)           0             0
-------------------------------------------------------------------------------
 Total distributions to
  shareholders......................    (2,362,707)           0             0
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold..........    29,985,047    1,626,365     9,241,182
 Payment for shares redeemed........   (40,381,618)  (7,066,862)   (7,515,475)
 Net asset value of shares issued in
  reinvestment of distributions.....     2,160,001            0             0
-------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from capital
  share transactions................    (8,236,570)  (5,440,497)    1,725,707
-------------------------------------------------------------------------------
 Total increase (decrease) in net
  assets............................   (15,021,099)  (4,298,604)    4,479,667
NET ASSETS
 Beginning of year..................    21,938,518   26,237,122    21,757,455
-------------------------------------------------------------------------------
 End of year........................  $  6,917,419  $21,938,518   $26,237,122
-------------------------------------------------------------------------------
 Undistributed net investment
  income............................  $     57,742  $   174,638   $   (33,055)
-------------------------------------------------------------------------------

* For the seven month period ended October 31, 1997. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 1997.

                       See Notes to Financial Statements.

                       Evergreen Natural Resources Fund
-------------------------------------------------------------------------------
                         Notes to Financial Statements

1. ORGANIZATION

The Evergreen Natural Resources Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a series of the Evergreen International Trust, a Delaware business trust organized on September 17, 1997.

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities--The Fund values securities traded on an established securities exchange or included on the NASDAQ National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. The Fund values securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements--The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, certain Funds managed by Evergreen Investment Management Company ("EIMCO") (formerly, Keystone Investment Management Company), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency--The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into United States dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates is a component of net unrealized gain or loss on securities and foreign currency related transactions. Net realized foreign currency gains or losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts that are actually received are included in realized gain or loss on foreign currency related transactions. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on securities.

D. Forward Foreign Currency Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gains or losses on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. Security Transactions and Investment Income--Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes which are accrued as applicable. Capital gains realized on some foreign securities may be subject to foreign taxes and are accrued as applicable.

F. Federal Taxes--The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not incur any federal income tax liability to the extent that it distributes all of its net investment company taxable income and net capital gains, if any, to its shareholders. The Fund also intends to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

                       Evergreen Natural Resources Fund
-------------------------------------------------------------------------------
                   Notes to Financial Statements (Continued)


G. Distributions--Distributions from net investment income and net realized capital gains, if any, for the Fund are declared and paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date. Certain distributions paid during previous years have been reclassified to conform with current year presentation.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of foreign currency gains or losses.

H. Class Allocations--Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

I. Organization Expenses--Organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Fund are currently divided into Class A, Class B and Class C. Transactions in shares of the Fund were as follows:

                                YEAR ENDED               YEAR ENDED             YEAR ENDED
                             OCTOBER 31, 1998        OCTOBER 31, 1997*        MARCH 31, 1997
                          ------------------------  ---------------------  ---------------------
                            SHARES       AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............   2,373,657  $ 22,604,207    20,364  $   257,582    99,899  $ 1,149,694
Shares redeemed.........  (2,507,211)  (24,029,309)  (79,574)  (1,059,272) (157,432)  (1,830,659)
Shares reinvested.......      36,032       383,007         0            0         0            0
-------------------------------------------------------------------------------------------------
Net decrease............     (97,522)   (1,042,095)  (59,210)    (801,690)  (57,533)    (680,965)
-------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............     754,287     7,025,019    78,508    1,020,278   391,020    4,494,545
Shares redeemed.........  (1,539,865)  (14,393,072) (279,700)  (3,612,501) (371,723)  (4,250,880)
Shares reinvested.......     144,444     1,497,882         0            0         0            0
-------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    (641,134)   (5,870,171) (201,192)  (2,592,223)   19,297      243,665
-------------------------------------------------------------------------------------------------
CLASS C
Shares sold.............      42,669       355,821    27,528      348,505   317,784    3,596,943
Shares redeemed.........    (207,713)   (1,959,237) (190,823)  (2,395,089) (124,231)  (1,433,936)
Shares reinvested.......      26,941       279,112         0            0         0            0
-------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    (138,103)   (1,324,304) (163,295)  (2,046,584)  193,553    2,163,007
-------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 in
 capital share
 transactions...........              $ (8,236,570)           $(5,440,497)           $ 1,725,707
-------------------------------------------------------------------------------------------------

* For the seven months ended October 31, 1997. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 1997.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $4,362,335 and $15,487,135 for the year ended October 31, 1998.

On October 31, 1998, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                GROSS                GROSS
                              UNREALIZED           UNREALIZED          NET UNREALIZED
              TAX COST       APPRECIATION         DEPRECIATION          APPRECIATION
                  -------------------------------------------------------------------
             $4,679,936        $879,956             $226,157              $653,799

At October 31, 1998, the Fund had $849,899 in capital loss carryforwards, all of which will expire on October 31, 2006.

                       Evergreen Natural Resources Fund
-------------------------------------------------------------------------------
                   Notes to Financial Statements (Continued)


5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans for each class of shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution Plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers that sell shares of the Fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class currently pays a service fee equal to an annual rate of 0.25% of the average daily net asset value of the class. Class B and Class C also pay distribution fees equal to an annual rate of 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the year ended October 31, 1998, amounts paid to EDI pursuant to the Fund's Class A, Class B and Class C Distribution Plans were $7,349, $91,663 and $12,836, respectively.

With respect to Class B and Class C shares, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may compensate the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class

Contingent deferred sales charges paid by redeeming shareholders are paid to EDI or its predecessor.

6. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

The investment adviser for the Fund is EIMCO, a subsidiary of First Union National Bank of North Carolina ("First Union"). In return for providing investment advisory and administrative services to the Fund, EIMCO is entitled to an annual fee of 1.00% of the Fund's average daily net assets.

EIMCO has entered into a Sub-Investment Advisory Agreement with Equitilink International Management Limited ("EIML"), under which EIML provides EIMCO with investment research and advice and may provide investment supervision or furnish an investment program for certain assets of the Fund. For its services, EIML receives from EIMCO a monthly fee equal to (1) 20% of EIMCO's net fee for such month for services rendered in a non-discretionary capacity, plus (2) 10% of EIMCO's net fee for such month on that portion of the Fund's assets for which EIML provided services in a discretionary capacity.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, and BISYS provide administration and sub-administration services to the Fund at no additional cost to the Fund. For the year ended October 31, 1998, the Fund reimbursed EIMCO for certain administrative and accounting expenses amounting to $2,066.

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Fund. The Fund has entered into an expense offset arrangement with ESC relating to certain cash balances held at First Union for the benefit of the Evergreen Funds.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

7. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

9. FINANCING AGREEMENTS

On October 31, 1997, a temporary financing agreement between the participating Evergreen Funds and First Union became effective. Under this agreement, First Union provided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street Bank and Trust ("State Street") and a group of banks (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to

                       Evergreen Natural Resources Fund
-------------------------------------------------------------------------------
                   Notes to Financial Statements (Continued)

each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the year ended October 31, 1998, the Fund incurred total interest charges of $6,780. The Fund had loans outstanding under this line of credit for 39 days during the year. The average daily borrowings for the period was $978,282 and the weighted average interest rate was 6.40%. The maximum loan outstanding during the year ended October 31, 1998 was $2,031,000.

10. DISTRIBUTIONS TO SHAREHOLDERS

On December 1, 1998, the Fund declared distributions from ordinary income of $0.057 per share for Class A, Class B and Class C shares, payable on December 3, 1998 to shareholders of record December 1, 1998. These distributions are not reflected in the accompanying financial statements.

11. SUBSEQUENT EVENT

On September 25, 1998, the Evergreen Board of Trustees voted to liquidate the Fund, effective December 4, 1998. In making this decision the Board evaluated the Fund's investment performance, its long-term viability and current market conditions. Shares of the Fund remaining outstanding at the close of business on December 4, 1998 will be exchanged into the same class of shares in the Evergreen Money Market Fund.

                       Evergreen Natural Resources Fund
-------------------------------------------------------------------------------
                         Independent Auditors' Report

The Trustees and Shareholders
Evergreen Natural Resources Fund

We have audited the accompanying statement of assets and liabilities of Evergreen Natural Resources Fund, including the schedule of investments, as of October 31, 1998, and the related statement of operations for the year ended October 31, 1998, the statements of changes in net assets for the year ended October 31, 1998, the seven-month period ended October 31, 1997 and the year ended March 31, 1997 and the financial highlights for the year ended October 31, 1998, the seven-month period ended October 31, 1997, the two-year period ended March 31, 1997 and the period from October 7, 1994 (Commencement of Operations) to March 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in note 11 to the financial statements, the Evergreen Board of Trustees approved a plan of liquidation on September 25, 1998, and the Fund commenced liquidation shortly thereafter.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Natural Resources Fund as of October 31, 1998, the results of its operations for the year ended October 31, 1998, the changes in its net assets for the year ended October 31, 1998, the seven-month period ended October 31, 1997 and the year ended March 31, 1997 and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                             KPMG Peat Marwick LLP

Boston, Massachusetts
November 27, 1998

                       Evergreen Natural Resources Fund
-------------------------------------------------------------------------------
                      Additional Information (unaudited)

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment Advisers and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment Advisers are taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.


 FEDERAL TAX STATUS OF DISTRIBUTIONS

 Pursuant to section 852 of the Internal Revenue Code, the Fund has designated $648,581 ($0.38 per share) as long-term 28% capital gain distributions and $1,214,064 ($0.71 per share) as long-term 20% capital gain distributions for the fiscal year ended October 31, 1998:

 For corporate shareholders, 2.84% of the ordinary income dividends paid during the year ended October 31, 1998 were eligible for the corporate dividends received deduction.

 Shareholders are advised to use information received on Form 1099 to determine their taxable long-term capital gain distribution rather than the per share amounts presented above.

This report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


                          NOT       May lose value
                          FDIC
                          INSURED   No bank guarantee


                          EVERGREEN DISTRIBUTORS, INC.

61535                                                               NATRES 12/98